Treasury shares - Narratives (Details)		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 17, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 kr / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 kr / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($)	Apr. 08, 2025 USD ($) shares
Share capital and other reserves
Purchases of treasury shares | $						$ 2,739,000		$ 100,000
Treasury shares
Share capital and other reserves
Shares transferred as result of exercise of vested options						121,000	598,000
Share buy-back programme, authorised shares									3,000,000
Share buy-back programme, authorised value | $									$ 20,000,000
Purchases of treasury shares	316,437					317,000	9,000
Share buy back price | $ / shares	$ 8.63
Purchases of treasury shares | $	$ 2,732,109					$ 2,739,000	$ 100,000
LTIP 2017 | Treasury shares
Share capital and other reserves
Shares transferred as result of exercise of vested options				597,767	597,767
Average strike price | (per share)				$ 0.9	kr 9.17
LTIP 2022 | Treasury shares
Share capital and other reserves
Shares transferred as result of exercise of vested options		120,647	120,647
Average strike price | (per share)		$ 4.54	kr 46.6